ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2021	2022
Loan payable (1)	$—	$3,000
Accrued professional fee	2,698	2,215
Individual income tax payable	2,207	2,207
Used car services payables	3,333	419
Other taxes payable	5,120	181
Others	1,133	1,357
Total	$14,491	$9,379
(1)	Loan payable consisted of the following:

Lender	Interest rate	Issuance Date	Maturity Date	December 31, 2022
Scytech Limited	0%	On September 21, 2022	December 31, 2023	$2,700
CPL Yellow stones Limited	5% per annum	On December 21, 2022	March 31, 2023	$200
Yunfeiyang Limited	5% per annum	On December 21, 2022	March 31, 2023	$100

Schedule of loan payable

Lender	Interest rate	Issuance Date	Maturity Date	December 31, 2022
Scytech Limited	0%	On September 21, 2022	December 31, 2023	$2,700
CPL Yellow stones Limited	5% per annum	On December 21, 2022	March 31, 2023	$200
Yunfeiyang Limited	5% per annum	On December 21, 2022	March 31, 2023	$100